Income Tax (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Income Tax Text Block [Abstract]
Temporary differences associated with the investments in subsidiaries	$ 188.6	$ 184.6